Valuation and Qualifying Accounts (Valuation and Qualifying Account Activity) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance For Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at January 1	$ 50		$ 44		$ 47
Charged to Earnings	13		7		6
Used	(8)		(3)		(3)
Adjustments	(2)	[1]	2	[1]	(6)	[1]
Balance at December 31	53		50		44
Inventory Reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at January 1	112		126		111
Charged to Earnings	25		17		25
Used	(14)		(31)		(19)
Adjustments	2	[1]	0	[1]	9	[1]
Balance at December 31	125		112		126
Customer Reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at January 1	75		64		60
Charged to Earnings	247		233		297
Used	(267)		(213)		(290)
Adjustments	(3)	[1]	(9)	[1]	(3)	[1]
Balance at December 31	$ 52		$ 75		$ 64

[1]	Adjustments include translation adjustments